Fair Value of Options Measured based on Black-Scholes Option Pricing Model, Stock Options Granted by Red 5 (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.09%
Risk-free interest rate, maximum	0.24%
Expected life (years)	3 years 3 months
Expected dividend yield	0.00%
Volatility, minimum	36.00%
Volatility, maximum	65.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 months 26 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	2 years 2 months 12 days
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum		1.10%
Risk-free interest rate, maximum		5.00%
Expected dividend yield		0.00%
Volatility, minimum		38.89%
Volatility, maximum		69.36%
Stock options and ordinary shares granted by Red 5 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		5 years
Stock options and ordinary shares granted by Red 5 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		6 years